Concentrations (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Concentrations [Line Items]
Financial institution	$ 69,000	¥ 500,000
Cash and cash equivalent	$ 1,253,370		$ 544,449